Leases - The Company as Lessee - Schedule of operating leases (Detail) - USD ($)	Dec. 31, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Non current assets	$ 473,132	$ 1,879,085
Liabilities	473,132	1,492,697
Operating lease liabilities		386,388
Chartered-in contract greater than 12 months [Member]
Lessee, Lease, Description [Line Items]
Non current assets	386,388	1,879,085
Liabilities	386,388	1,492,697
Operating lease liabilities		$ 386,388
Office leases [Member]
Lessee, Lease, Description [Line Items]
Non current assets	86,744
Liabilities	$ 86,744